Financial Instruments - Financial position classified by level of the fair value hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Financial assets fair value through profit or loss	$ 22,881	$ 23,455
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial liabilities fair value through profit or loss	6,817	5,223
Loan payable | Financial liabilities fair value through profit or loss | Level 1
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 2
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 3
Financial Instruments
Financial liabilities fair value through profit or loss	6,817	5,223
FVTOCI | Level 1
Financial Instruments
Financial assets fair value through profit or loss	15,725	13,528
FVTOCI | Level 2
Financial Instruments
Financial assets fair value through profit or loss	3,625	3,721
FVTOCI | Level 3
Financial Instruments
Financial assets fair value through profit or loss	3,531	6,206
Equity securities | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	8,564	6,230
Equity securities | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss	4,939	2,509
Equity securities | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss	3,625	3,721
Equity securities | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	3,531	873
Debt securities | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	3,531	873
Debt securities | FVTOCI
Financial Instruments
Financial assets fair value through profit or loss	10,786	11,019
Debt securities | FVTOCI | Level 1
Financial Instruments
Financial assets fair value through profit or loss	10,786	11,019
Debt securities | FVTOCI | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | FVTOCI | Level 3
Financial Instruments
Financial assets fair value through profit or loss	$ 0	0
Investment funds | FVTPL
Financial Instruments
Financial assets fair value through profit or loss		4,096
Investment funds | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss		0
Investment funds | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Investment funds | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss		4,096
Long-term loan receivable | FVTPL
Financial Instruments
Financial assets fair value through profit or loss		1,237
Long-term loan receivable | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss		0
Long-term loan receivable | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Long-term loan receivable | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss		$ 1,237